Investment Strategy - Myriad Dynamic Asset Allocation ETF	Sep. 25, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective of outperforming the Bloomberg World EQ:FI 60:40 Index through a flexible asset allocation strategy, and may invest its assets among different markets around the world and across various asset classes. In doing so, the Fund will focus on selecting investments that are designed to achieve capital appreciation at a reasonable level of risk, while attempting to preserve capital by dynamically varying market exposure in the Fund. The Adviser will design the Fund’s portfolio using a top-down approach to sector and asset class allocation, overall portfolio positioning and individual security selection. The Adviser’s flexible asset allocation strategy will be composed primarily of three different, and at times, complementary strategies: equity strategies, fixed income strategies, and foreign exchange strategies.

The Fund’s investments in equity securities will primarily be in the form of common stocks, ETFs, equity index futures and equity options. The Fund may invest in companies of any market capitalization although most investments will tend to be in large-cap companies. The Fund may invest in the equity securities of foreign issuers, including issues located in emerging market countries. The Fund’s investments in foreign securities may include sponsored or unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, and securities of companies incorporated outside the United States. The Fund may also invest in low cost, index ETFs that invest in equity securities when it is more efficient to access an asset class, sector or market than directly purchasing shares directly. The Fund tends to use ETFs to access foreign equity securities. The Fund will fully invest in the equity securities strategy when the Adviser believes the market has substantially above average forward return prospects, suggested by factors such as real gross domestic product expansion, declining volatility, and stable interest rates. During such periods, it is expected that the Fund will typically invest 90% or more of the Fund’s net assets in equity securities and ETFs and have additional equity index futures and options such that the Fund’s net equity exposure (the market value of long equity positions minus the market value of short equity positions) is 100% or at times slightly over 100%. The Fund will typically hold between 50 and 75 equity positions.

When the Adviser believes the market has substantially below average forward return prospects for equity securities, the Fund will typically have zero equity exposure and may, at times, use equity futures and options such that the Fund has a net short equity exposure (the market value of the short equity positions exceed the market value of the long equity positions). These periods may be identified by, among other factors, declining corporate earnings, rapid interest rate cuts, and high volatility in the foreign exchange markets. In addition to significant variation in overall equity exposure, the Fund also significantly varies its country and sector exposure depending on the Adviser’s top-down analysis of economic and earnings outlook for countries globally, as well as thematic research of industry themes that the Adviser believes will help the Fund achieve its investment objective.

The Fund’s investments in fixed income securities will primarily be in sovereign fixed income securities in the form of bond and interest rate futures, and in ETFs that invest in fixed income securities and fixed income options. Investments in fixed income securities will be selected to express the Adviser’s views on global interest rates. To determine the Fund’s fixed income allocation, the Adviser reviews, among other factors, short term interest rates and the central bank policies of a county relative to the interest rate views across global markets. At times the Fund may be long across fixed income exposure such that the Fund benefits from a decline in interest rates. At times the Fund may be short across fixed income exposure such that the Fund benefits from an increase in interest rates. During periods of economic downturns, the Fund may also invest a substantial amount of its net assets in cash and cash equivalents, including securities issued by the U.S. government.

The Fund’s foreign exchange strategies will be designed to express the Adviser’s views on specific foreign currencies. The Fund actively manages its foreign exchange exposure through foreign exchange futures, forwards and options. At times the Fund may be net long the dollar versus foreign currencies and at times the Fund may have more exposure to the dollar versus foreign currencies (i.e., net long the dollar) and at times the Fund may have more exposure to foreign currencies (i.e., net short the dollar). The Fund may also use investments in gold ETFs or gold futures as proxy as part of its currency strategy.
When the Adviser deems it appropriate, the Fund may utilize derivative instruments, typically in the form of futures contracts, to express a view about the direction of a particular economy, sector, or asset class. These types of derivatives may create economic leverage, which magnifies, sometimes significantly, the Fund’s exposure to the underlying instrument.

To construct the Fund’s portfolio, the Adviser uses a top-down, macroeconomic approach to identify trends, sectors, assets classes and markets that will provide the framework for the Fund’s portfolio risk positioning and sector allocations. The Adviser identifies trends by analyzing, among other things, consumption, investment, employment, and global inflation. The Adviser’s selection of specific portfolio investments, including underlying ETFs, will be based on its views on earnings across a specific market, and company specific research on earnings prospects. The combination of all research will drive the exposure of the Fund’s portfolio. At times, the Adviser’s top-down investment process may result in the Fund’s portfolio being overweight or underweight in one or more sector or industries.

In an effort to achieve its goals, the Fund may engage in active and frequent trading. The Fund is non-diversified, which means that it may invest a significant portion of its assets in the securities of a single issuer or small number of issuers.

Strategy Portfolio Concentration [Text]	During such periods, it is expected that the Fund will typically invest 90% or more of the Fund’s net assets in equity securities and ETFs and have additional equity index futures and options such that the Fund’s net equity exposure (the market value of long equity positions minus the market value of short equity positions) is 100% or at times slightly over 100%.